Schedule of stock option activity (Details) - Share Based Payment Plan G P A [Member]	12 Months Ended
	Dec. 31, 2022 Numbers R$ / shares	Dec. 31, 2021 Numbers R$ / shares
IfrsStatementLineItems [Line Items]
Options, granted | Numbers	2,945	1,225
Weighted average exercise price, granted | R$ / shares	R$ 7.80	R$ 22.37
Options, cancelled | Numbers	(291)	(55)
Weighted average exercise price, cancelled | R$ / shares	R$ 10.82	R$ 10.50
Options, exercised | Numbers	(985)	(1,157)
Weighted average exercise price, exercised | R$ / shares	R$ 1.94	R$ 7.65
Options, expired | Numbers	(43)	(69)
Weighted average exercise price, expired | R$ / shares	R$ 6.34	R$ 11.57
Options, outstanding, ending | Numbers	3,038	1,412
Weighted average exercise price, outstanding, ending | R$ / shares	R$ 8.46	R$ 5.71
Weighted average of remaining contractual term, ending	2 years 1 month 17 days	1 year 21 days
Options, exercisable | Numbers	3,038	1,412
Weighted average exercise price, exercisable | R$ / shares	R$ 8.46	R$ 5.71
Weighted average of remaining contractual term, exercisable	2 years 1 month 17 days	1 year 21 days